Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Keymail Marketing Ltd.
Schedule of Funded Purchase Price with Cash Available from Operations purchase price with cash available from operations. The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$973
Accounts payable settlement	413
Estimated fair value of contingent consideration	223

Total purchase price	$1,609

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$34
Customer list	421
Noncompete agreements	688
Goodwill	466

Purchase price allocation	$1,609

CoTweet, Inc.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$5,117
Equity consideration	8,224
Estimated fair value of contingent consideration	2,500

Total purchase price	$15,841

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities	$(78)
Software technology	1,200
Deferred tax assets	452
Goodwill	14,267

Purchase price allocation	$15,841

mPath Global Pty Ltd.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration	$1,150
Accounts payable settlement	400
Estimated fair value of contingent consideration	420

Total purchase price	$1,970

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other current assets and current liabilities, net	$(224)
Customer list	806
Noncompete agreement	357
Goodwill	1,031

Purchase price allocation	$1,970

Frontier Technologia, Ltda.
Schedule of Funded Purchase Price with Cash Available from Operations

The purchase price was comprised of the following:

(in thousands)
Cash consideration, net of cash acquired	$2,710
Escrow payable	806
Accounts payable settlement	104
Equity consideration	402
Estimated fair value of contingent consideration	1,408

Total purchase price	$5,430

Schedule of Allocation of Purchase Price for Acquired Net Assets

The allocation of the purchase price was based upon estimates of fair value of the corresponding assets and liabilities.

(in thousands)
Other assets and liabilities, net	$264
Customer list	1,408
Noncompete agreements	750
Goodwill	3,008

Purchase price allocation	$5,430